Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Portal Advertising	Weibo	Others	Total
Balance as of January 1, 2013	$15,159	$—	$—	$15,159

Acquisition of Weibo Interactive in 2013	—	7,517	—	7,517
Acquisition of All Sure in 2013	24,667	—	—	24,667

Balance as of December 31, 2013	$39,826	$7,517	$—	$47,343

Acquisition of Weiyue in 2014	—	—	14,526	14,526
Acquisition of other businesses in 2014	—	4,135	—	4,135
Impairment in 2014	—	—	(14,526)	(14,526)

Balance as of December 31, 2014	39,826	11,652	—	51,478

Foreign exchange impact	1,919	(535)	—	1,384

Balance as of December 31, 2015	41,745	11,117	—	52,862

Schedule of intangible assets

	As of December 31, 2014			As of December 31, 2015
	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
	(In thousands)			(In thousands)
Technology*	$15,698	$(12,096)	$3,602	$15,698	$(13,083)	$2,615
Software*	1,861	(1,861)	—	1,861	(1,861)	—
Exclusive content distribution right*	2,806	(743)	2,063	2,806	(1,485)	1,321
Games*	1,688	(99)	1,589	1,688	(496)	1,192
Other	7,899	(2,142)	5,757	7,899	(3,935)	3,964

Total	$29,952	$(16,941)	$13,011	$29,952	$(20,860)	$9,092

* Intangible assets are amortized over the estimated useful lives ranging from two to ten years.

Schedule of estimated amortization expenses

As of December 31, 2015, estimated amortization expenses for future periods are expected to be as follows:

Year Ended December 31,	(In thousands)
2016	$2,819
2017	1,890
2018	1,744
2019	491
2020 and thereafter	1,583

Total expected amortization expense	$8,527	*

* The table above excludes indefinite lived intangible assets of $0.6 million.